Expense Example (Money Market Trust B, Series NAV, Money Market Trust B, USD $)	12 Months Ended
May 01, 2011
Money Market Trust B | Series NAV, Money Market Trust B
Expense Example:
Year 1	$ 29
Year 3	145
Year 5	271
Year 10	$ 641